Selling, general and administrative expense and Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Audit fee of the Company	$ 333	$ 359	$ 430
Audit of annual financial statements of the subsidiaries and associates	317	291	342
Other professional service fees	4,643	7,686	6,451
Donations	4	2	0
Bad debt expense, net of reversals	1,355	2,979	994
Marketing expenses	6,786	6,469	6,356
Motor vehicle costs	5,783	5,281	4,711
Employee benefit expense	124,264	126,685	117,691
Directors' fees	71	168	420
Depreciation & amortization	9,845	7,856	6,412
Rental and operating lease costs	21,485	20,993	17,763
Travel and entertainment	6,487	5,981	6,158
Communication	4,785	4,935	4,890
IT expense	5,934	5,340	5,685
Class Action settlement fee	0	1,300	0
Holiday Act expense (Note 23)	5,857	0	0
Insurance claim	(567)	(550)	0
Impairment of tangible, other intangible and other investments	3,413	0	0
Other general expense	25,583	18,284	13,839
Selling, General and Administrative Expense	$ 226,378	$ 214,059	$ 192,142